Prepaid Expenses (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Apr. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Apr. 30, 2022
Prepaid Expenses [Line Items]
Prepaid expenses		$ 3,061,196	$ 217,303	$ 242,795	$ 111,944
Shares issued for services rendered	$ 3,045,290	3,045,290
Officer [Member]
Prepaid Expenses [Line Items]
Shares issued for services rendered		$ 3,045,290